Financial Instruments and Financial Risk Management - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Net Loss | U.S. Dollar
Disclosure Of Financial Instruments [Line Items]
Percentage of depreciation or appreciation of currency against foreign currencies which would result in increase decrease of consolidated net loss and other comprehensive loss	10.00%
Decrease or increase of loss due to depreciation or appreciation of currency against foreign currency	$ 141
Total Comprehensive Loss | Great Britain Pound
Disclosure Of Financial Instruments [Line Items]
Percentage of depreciation or appreciation of currency against foreign currencies which would result in increase decrease of consolidated net loss and other comprehensive loss	10.00%
Decrease or increase of loss due to depreciation or appreciation of currency against foreign currency	$ 625
Discounted Cash Flow | Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Market interest rates specific to term of debt instrument	8.24%	8.83%
Discounted Cash Flow | Top of Range
Disclosure Of Financial Instruments [Line Items]
Market interest rates specific to term of debt instrument	15.05%	15.05%